Cash and Cash Equivalents (Details) - Schedule of Cash and Cash Equivalents - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents (Details) - Schedule of Cash and Cash Equivalents [Line Items]
Balance nominated in currencies	$ 544,342	$ 485,391
USD [Member]
Cash and Cash Equivalents (Details) - Schedule of Cash and Cash Equivalents [Line Items]
Balance nominated in currencies	190,457	155,045
NIS [Member]
Cash and Cash Equivalents (Details) - Schedule of Cash and Cash Equivalents [Line Items]
Balance nominated in currencies	282,050	249,186
other currencies [Member]
Cash and Cash Equivalents (Details) - Schedule of Cash and Cash Equivalents [Line Items]
Balance nominated in currencies	$ 71,835	$ 81,160